Equity (Tables)	6 Months Ended
Jun. 30, 2018
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Earnings (Losses) Per Share
21.3.	Earnings per share

	Jan-Jun/2018			Jan-Jun/2017
	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	2,818	2,121	4,939	863	650	1,513
Weighted average number of outstanding shares	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930
Basic and diluted earnings (losses) per share—in U.S. dollars	0.38	0.38	0.38	0.12	0.12	0.12
Basic and diluted earnings (losses) per ADS equivalent—in U.S. dollars (*)	0.76	0.76	0.76	0.24	0.24	0.24

(*)	Petrobras’ ADSs are equivalent to two shares.

	Apr-Jun/2018			Apr-Jun/2017
	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	1,594	1,200	2,794	55	41	96
Weighted average number of outstanding shares	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930
Basic and diluted earnings (losses) per share—in U.S. dollars	0.22	0.22	0.22	0.01	0.01	0.01
Basic and diluted earnings (losses) per ADS equivalent—in U.S. dollars	0.44	0.44	0.44	0.02	0.02	0.02

Summary of Quarterly Distribution Of Interest On Capital

The quarterly distribution of interest on capital is shown in the following table:

				Common Share		Preferred Share
Payment	Date of approval by Board of Directors	Date of register	Date of Payment	Amount	Amount per Share (Pre-Tax)	Amount	Amount per Share (Pre-Tax)	Total Amount
1 st payment of interest on capital	05.07.2018	05.21.2018	05.29.2018	103	0.01	78	0.01	181
2 nd payment of interest on capital	08.02.2018	08.13.2018	—	99	0.01	74	0.01	173

				202		152		354